T. ROWE PRICE Blue Chip Growth Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 21.0%
Entertainment 2.9%
Netflix (1) 2,959,739 1,108,688
Sea, ADR (1) 7,374,770 883,424
Spotify Technology (1) 1,256,916 189,819
Walt Disney (1) 2,196,600 301,286
2,483,217
Interactive Media & Services 17.9%
Alphabet, Class A (1) 301,403 838,307
Alphabet, Class C (1) 3,151,139 8,801,100
Meta Platforms, Class A (1) 19,453,741 4,325,734
Pinterest, Class A (1) 8,578,977 211,128
Snap, Class A (1) 25,687,378 924,489
Tencent Holdings (HKD)  8,075,940 372,255
15,473,013
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 1,590,494 204,140
204,140
Total Communication Services 18,160,370
CONSUMER DISCRETIONARY 21.2%
Automobiles 4.4%
Rivian Automotive, Acquisition Date: 1/19/21 - 7/23/21,
Cost $519,491 (1)(2) 10,555,351 503,786
Rivian Automotive, Class A (1)(3) 4,226,064 212,317
Tesla (1) 2,900,157 3,125,209
3,841,312
Hotels, Restaurants & Leisure 1.5%
Booking Holdings (1) 198,432 466,008
Chipotle Mexican Grill (1) 410,197 648,944
Starbucks  1,877,756 170,819
1,285,771
Internet & Direct Marketing Retail 11.6%
Amazon.com (1) 2,893,221 9,431,756
DoorDash, Class A (1) 4,831,475 566,200
JD.com, Class A (HKD) (1) 394,506 11,196
10,009,152
Multiline Retail 0.7%
Dollar General  2,749,757 612,178
612,178

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 1.5%
Carvana (1)(3)(4) 4,727,419 563,934
Ross Stores  6,195,671 560,460
TJX  2,338,547 141,669
1,266,063
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica (1) 1,878,234 685,988
NIKE, Class B  4,698,351 632,210
1,318,198
Total Consumer Discretionary 18,332,674
FINANCIALS 2.7%
Capital Markets 2.2%
Charles Schwab  5,319,643 448,499
Goldman Sachs Group  2,430,709 802,377
MSCI  214,012 107,623
S&P Global  1,394,820 572,127
1,930,626
Insurance 0.5%
Chubb  1,393,635 298,098
Marsh & McLennan  1,024,836 174,653
472,751
Total Financials 2,403,377
HEALTH CARE 10.1%
Health Care Equipment & Supplies 2.8%
Align Technology (1) 380,139 165,741
Intuitive Surgical (1) 4,459,150 1,345,236
Stryker  2,539,289 678,879
Teleflex  674,312 239,266
2,429,122
Health Care Providers & Services 3.1%
HCA Healthcare  1,824,988 457,378
Humana  749,419 326,125
UnitedHealth Group  3,747,501 1,911,113
2,694,616
Health Care Technology 0.3%
Veeva Systems, Class A (1) 1,025,123 217,798
217,798
Life Sciences Tools & Services 1.8%
Danaher  3,448,751 1,011,622

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  928,449 548,389
1,560,011
Pharmaceuticals 2.1%
AstraZeneca, ADR  3,576,050 237,235
Eli Lilly  3,937,028 1,127,447
Zoetis  2,586,100 487,713
1,852,395
Total Health Care 8,753,942
INDUSTRIALS & BUSINESS SERVICES 1.1%
Commercial Services & Supplies 0.1%
Cintas  260,848 110,962
110,962
Industrial Conglomerates 0.8%
General Electric  2,795,910 255,826
Roper Technologies  945,894 446,679
702,505
Professional Services 0.2%
TransUnion  1,428,658 147,638
147,638
Total Industrials & Business Services 961,105
INFORMATION TECHNOLOGY 43.3%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity  1,108,475 145,188
145,188
IT Services 7.9%
Adyen (EUR) (1) 63,070 124,923
Affirm Holdings (1)(3) 2,978,261 137,834
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $104,886 (1)(2)(5) 27,519,082 78,429
Block, Class A (1) 3,423,722 464,257
Mastercard, Class A  4,954,791 1,770,743
MongoDB (1) 1,265,403 561,320
PayPal Holdings (1) 4,674,423 540,597
Shopify, Class A (1) 725,701 490,545
Snowflake, Class A (1) 917,615 210,253
Twilio, Class A (1) 509,160 83,915
Visa, Class A  10,519,133 2,332,828
6,795,644
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices (1) 8,528,367 932,492
ASML Holding  1,052,678 703,115

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Marvell Technology  5,446,423 390,563
Monolithic Power Systems  690,131 335,183
NVIDIA  10,887,682 2,970,813
Taiwan Semiconductor Manufacturing, ADR  2,645,943 275,866
Texas Instruments  2,225,362 408,309
6,016,341
Software 19.5%
Atlassian, Class A (1) 1,823,492 535,797
Bill.com Holdings (1) 2,360,909 535,431
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,124 (1)(2)
(5) 58,155 79,382
Confluent, Class A (1)(3) 2,988,400 122,524
Crowdstrike Holdings, Class A (1) 473,186 107,451
Datadog, Class A (1) 1,455,397 220,449
DocuSign (1) 1,916,166 205,260
Fortinet (1) 1,747,708 597,262
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(2)(5) 1,131,497 32,533
HashiCorp, Class A (1)(3) 785,955 42,442
Intuit  2,892,183 1,390,677
Microsoft  32,534,865 10,030,824
Paycom Software (1) 197,610 68,448
ServiceNow (1) 3,475,633 1,935,545
Synopsys (1) 2,737,169 912,216
16,816,241
Technology Hardware, Storage & Peripherals 8.7%
Apple  43,100,094 7,525,707
7,525,707
Total Information Technology 37,299,121
MATERIALS 0.3%
Chemicals 0.3%
Linde  766,208 244,750
Sherwin-Williams  180,762 45,122
Total Materials 289,872
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
Opendoor Technologies, Class A (1) 14,076,800 121,764
Total Real Estate 121,764
Total Common Stocks (Cost $42,306,703) 86,322,225

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(2)(5) 3,669 5,008
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(2)(5) 410 560
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(2)(5) 45 61
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $13 (1)(2)(5) 8 11
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(2)(5) 175,270 29,074
Databricks, Series H, Acquisition Date: 8/31/21, Cost $93,418 (1)
(2)(5) 423,756 70,292
Gusto, Series E, Acquisition Date: 7/31/21, Cost $46,366 (1)(2)(5) 1,525,418 46,366
Total Information Technology 151,372
Total Convertible Preferred Stocks (Cost $177,914) 151,372
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (4)(6) 26,019,968 26,020
Total Short-Term Investments (Cost $26,020) 26,020
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.29% (4)(6) 249,590,441 249,590
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank 249,590
Total Securities Lending Collateral (Cost $249,590) 249,590
Total Investments in Securities 100.3%
(Cost $42,760,227) $ 86,749,207
Other Assets Less Liabilities (0.3)% (277,077)
Net Assets 100.0% $ 86,472,130
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Blue Chip Growth Fund

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(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $845,502 and represents 1.0% of net assets.
(3) All or a portion of this security is on loan at March 31, 2022.
(4) Affiliated Companies
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Carvana  $ (222) $ (494,111) $ —
T. Rowe Price Government Reserve Fund, 0.29% — — 31++
Totals $ (222)# $ (494,111) $ 31+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Carvana  $ * $ 82,919 $ 1,734 $ 563,934
T. Rowe Price Government
Reserve Fund, 0.29% 139,810  ¤  ¤ 275,610
Total $ 839,544^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $31 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,567,011.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Blue Chip Growth Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Blue Chip Growth Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 85,119,721 $ 1,012,160 $ 190,344 $ 86,322,225
Convertible Preferred Stocks — — 151,372 151,372
Short-Term Investments 26,020 — — 26,020
Securities Lending Collateral 249,590 — — 249,590
Total $ 85,395,331 $ 1,012,160 $ 341,716 $ 86,749,207

T. ROWE PRICE Blue Chip Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F93-054Q1 03/22